Stock options (Details 3) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SBCE recognized related to:
Stock options	627,000	432,000	492,000
Preferred Share Rights (see note 10 (iii))	454,000	226,000
Total SBCE	1,081,000	658,000	492,000